Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Accrued Expenses and Other Payables [Abstract]
Payable for projects	$ 1,997,888	$ 2,075,267
Audit fees	280,000	300,000
Accrued salaries	555,714	533,788
Others	32,753	128,037
Total	$ 2,866,355	$ 3,037,092